Commitments and contingencies - Contingencies Narrative (Details) - USD ($)				1 Months Ended
	Feb. 02, 2018	Jan. 16, 2018	Dec. 21, 2017	Aug. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Disclosure of contingent liabilities [line items]
Contingent liabilities					$ 0	$ 0
Messrs, Dodd And Theodore
Disclosure of contingent liabilities [line items]
Damages sought			$ 6,000,000
Mr. Dodd
Disclosure of contingent liabilities [line items]
Damages sought				$ 1,700,000
Entering into significant commitments or contingent liabilities | Cogas
Disclosure of contingent liabilities [line items]
Commission percentage	5.00%
Commission period	3 years
Entering into significant commitments or contingent liabilities | Strongbridge
Disclosure of contingent liabilities [line items]
Upfront payment received		$ 24,000,000